Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

Note 22 – Subsequent events

In January 2021, the Company entered into a $50,000 secured credit facility (the “Credit Agreement”) with a syndicate of lenders which matures on January 10, 2024. The net proceeds from borrowings under the Credit Agreement are expected to be used to fund capital expenditures to support future growth initiatives, potential acquisitions, and for general corporate purposes. Borrowings under the Credit Agreement bear interest on any outstanding principal of 10.25% per annum. The facility was fully drawn at closing.

The Credit Agreement may be pre-paid but is subject to a prepayment premium dependent on the loan year. Any prepayment made between January 8, 2022 and January 7, 2023, will incur a prepayment premium of 5.125%. Any prepayment made between January 8, 2023 and January 7, 2024, will incur a prepayment premium of 2.50%.

The Credit Agreement is subject to a yield maintenance premium. The yield maintenance premium is paid based on amounts repaid. The premium is determined by the amount of interest that would have otherwise been payable on the prepayment less the aggregate amount of interest that would have been earned if the prepayment were to be reinvested from the date of prepayment until January 8, 2022 at the yield maintenance premium rate. The yield maintenance premium rate is the rate per annum equal to the rate in effect 3 days before the repayment date for U.S. Treasury instruments that have a maximum term of 3 months or less times 0.50%.

The Credit Agreement contains other terms substantially similar to the Financing Agreement – 2023.

On January 12, 2021, the Company closed on its previously announced overnight marketed offering (the “Offering”) of 18,975,000 SVS at a price of C$16.70 per share in an underwritten public offering exercised through an over-allotment option by the underwriters, for total gross proceeds of C$316,883, before deducting the underwriters’ fees and estimated offering expense. The Company intends to use the net proceeds of $240,569 from the Offering for working capital and general corporate purposes.

See Note 19 for information regarding developments in certain legal proceedings that occurred after December 31, 2020.

See Note 4 for information regarding acquisitions that were signed after December 31, 2020.